SEI Institutional Managed Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional Managed Trust (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information dated February 13, 2015, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 103 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), which was filed electronically on February 13, 2015 (Accession No. 0001104659-15-010450).

SEI Institutional Managed Trust

By:	/s/ David F. McCann
David F. McCann

Title:	Vice President and Assistant Secretary

Date:	February 19, 2015